Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Schedule of Loss Per Share	The following table sets forth the loss per share calculations for the three and six months ended June 30, 2026 compared to the three and six months ended June 30, 2025.

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Net loss for the period attributable to Oculis shareholders	(9,970)	(25,375)	(38,822)	(58,589)
Loss per share
Weighted-average number of shares used to compute basic and diluted loss per share	61,270,798	52,288,911	60,096,277	50,297,119

Basic and diluted net loss per share for the period, in CHF	(0.16)	(0.49)	(0.65)	(1.16)

Schedule of Potentially Dilutive Securities

As of June 30, 2026

As of June 30, 2025

Share options issued and outstanding

5,904,745

4,870,628

Earnout options

211,604

217,998

Share and earnout options issued and outstanding

6,116,349

5,088,626

Restricted stock units subject to future vesting

1,484,500

1,016,229

Public warrants

1,706,968

2,006,301

Private warrants

151,699

151,699

Amended BlackRock Warrant

59,310

43,321

Earnout shares

-

948,549

Total

9,518,826

9,254,725